Fixed assets and assets held for sale - Additional Information (Details) $ in Thousands	2 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Feb. 26, 2016 USD ($)	Feb. 23, 2016 USD ($)	Jul. 24, 2014 USD ($)	Aug. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)	Dec. 22, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 24, 2016 USD ($)
Property Plant And Equipment
Number of vessels					36
Above market acquired charters acquisition							$ 4,267
Advances for vessels under construction - related party								$ 18,172
Impairment of vessel					$ 3,282		0	0
Master Agreement
Property Plant And Equipment
Number of vessels			5
Fair value of vessels under construction acquired				$ 347,917
Excess between the fair value of the contracted vessels and the contractual cash consideration				$ 36,417				10,251
Contracted price			$ 311,500
Advances for vessels under construction - related party								$ 7,921
Master Agreement Product Carriers
Property Plant And Equipment
Number of vessels			2
DWT			50,000
Master Agreement Post Panamax Container Carriers
Property Plant And Equipment
Number of vessels			3
TEU			9,100
M/T Amor
Property Plant And Equipment
Fair value of vessels acquired									$ 31,600
M/V CMA CGM Magdalena
Property Plant And Equipment
DWT					115,639
Cash consideration for acquisition of vessel	$ 81,500
Amount of available cash paid for acquisition of vessel	46,500
Fair value of vessels acquired	88,545
Above market acquired charters acquisition							$ 3,206
Contracted price	91,751
M/V CMA CGM Magdalena | 2013 Credit Facility
Property Plant And Equipment
Line of credit facility amount drawn down	$ 35,000	$ 35,000
M/V Agamemnon, M/T Amore Mio II, M/T Miltiadis M II, M/T Ayrton II, M/T Axios, M/T Arionas, M/T Avax, M/T Assos, M/T Amoureux, M/T Atrotos which underwent improvements
Property Plant And Equipment
Number of vessels					10
Vessel improvement costs capitalized					$ 967
M/T Alkiviadis, M/V Archimidis, M/T Anemos I, M/T Amore Mio II, M/T Miltiadis M II, M/T Arionas which underwent improvements
Property Plant And Equipment
Number of vessels							6
Vessel improvement costs capitalized							$ 1,817
M/T Aristotelis
Property Plant And Equipment
Sale price agreed in Memorandum of Agreement						$ 29,400
Vessel delivery, expected date						Mar. 11, 2018
Number of vessels acquired out of the total agreed | Master Agreement
Property Plant And Equipment
Number of vessels							1	4